FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following table sets out the Company's financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2020 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$11,867	$—	$11,867
Equity securities (FVTOCI)	255,316	27,040	—	282,356
Fair value of derivative financial instruments	—	128,263	—	128,263
Total financial assets	$255,316	$167,170	$—	$422,486
Financial liabilities:
Fair value of derivative financial instruments	$—	$904	$—	$904
Total financial liabilities	$—	$904	$—	$904

The following table sets out the Company’s financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2019 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Financial assets:
Trade receivables	$—	$8,320	$—	$8,320
Equity securities (FVTOCI)	69,967	16,285	—	86,252
Other securities (FVTPL)	9,119	—	—	9,119
Fair value of derivative financial instruments	—	9,519	—	9,519
Total financial assets	$79,086	$34,124	$—	$113,210